Tax on income (Schedule of Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 ILS (₪)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Income before Income taxes	₪ 92,682	$ 25,415	₪ 39,192	₪ 53,974
Statutory tax rate	23.00%	23.00%	23.00%	23.00%
Tax computed by statutory tax rate	₪ 21,317	$ 5,845	₪ 9,014	₪ 12,414
Tax increments (savings) due to:
Non-deductible expenses	2,515	690	541	147
Profit or loss for tax for which deferred taxes were not provided	0	0	0	(13)
Temporary differences	(27)	(8)	(19)	0
Taxes for previous years	0	0	(268)	358
Tax exempt Income	(1,299)	(356)	(1,224)	(844)
Other	(139)	(38)	(508)	348
Total Reconciliation of the statutory tax rate to the effective tax rate	₪ 22,367	$ 6,133	₪ 7,536	₪ 12,410